Recovery and settlement of on-balance sheet assets and liabilities	12 Months Ended
Oct. 31, 2019
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Recovery and settlement of on-balance sheet assets and liabilities

Note 32 Recovery and settlement of on-balance sheet assets and liabilities
The table below presents an analysis of assets and liabilities recorded on our Consolidated Balance Sheets by amounts to be recovered or settled within one year and after one year, as at the balance sheet date, based on contractual maturities and certain other assumptions outlined in the footnotes below. As warranted, we manage the liquidity risk of various products based on historical behavioural patterns that are often not aligned with contractual maturities. Amounts to be recovered or settled within one year, as presented below, may not be reflective of our long-term view of the liquidity profile of certain balance sheet categories.

(Millions of Canadian dollars)	As at
	October 31, 2019			October 31, 2018
	Within one year	After one year	Total	Within one year	After one year	Total
Assets
Cash and due from banks (1)	$24,822	$1,488	$26,310	$ 28,583	$1,626	$30,209
Interest-bearing deposits with banks	38,345	–	38,345	36,471	–	36,471
Securities
Trading (2)	137,772	8,762	146,534	121,152	7,106	128,258
Investment, net of applicable allowance	17,283	85,187	102,470	16,795	77,813	94,608
Assets purchased under reverse repurchase agreements and securities borrowed	306,828	133	306,961	294,049	553	294,602
Loans
Retail	108,382	317,704	426,086	97,414	302,038	399,452
Wholesale	48,737	147,133	195,870	43,280	136,998	180,278
Allowance for loan losses			(3,100)			(2,912)
Segregated fund net assets	–	1,663	1,663	–	1,368	1,368
Other
Customers’ liability under acceptances	18,062	–	18,062	15,635	6	15,641
Derivatives (2)	99,792	1,768	101,560	91,833	2,206	94,039
Premises and equipment	–	3,191	3,191	–	2,832	2,832
Goodwill	–	11,236	11,236	–	11,137	11,137
Other intangibles	–	4,674	4,674	–	4,687	4,687
Other assets	38,775	10,298	49,073	33,578	10,486	44,064
	$838,798	$593,237	$1,428,935	$ 778,790	$558,856	$1,334,734
Liabilities
Deposits (3), (4)	$719,933	$166,072	$886,005	$ 669,682	$166,515	$836,197
Segregated fund net liabilities	–	1,663	1,663	–	1,368	1,368
Other
Acceptances	18,091	–	18,091	15,657	5	15,662
Obligations related to securities sold short	32,668	2,401	35,069	29,725	2,522	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	226,582	4	226,586	206,813	1	206,814
Derivatives (2)	97,415	1,128	98,543	88,112	2,126	90,238
Insurance claims and policy benefit liabilities	1,726	9,675	11,401	1,691	8,309	10,000
Other liabilities (4)	41,612	16,525	58,137	36,906	16,216	53,122
Subordinated debentures	1,999	7,816	9,815	103	9,028	9,131
	$1,140,026	$205,284	$1,345,31 0	$ 1,048,689	$206,090	$1,254,779

(1)	Cash and due from banks are assumed to be recovered within one year, except for cash balances not available for use by the Bank.
(2)	Trading securities classified as FVTPL and trading derivatives are presented as within one year as this best represents in most instances the short-term nature of our trading activities.
Non-trading
derivatives are presented according to the recovery or settlement of the hedging transaction.
(3)	Demand deposits of $405 billion (October 31, 2018 – $382 billion) are presented as within one year due to their being repayable on demand or at short notice on a contractual basis. In practice, these deposits relate to a broad range of individuals and customer-types which form a stable base for our operations and liquidity needs.
(4)	Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Comparative amounts have been reclassified to conform with this presentation.